CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - 2024 Convertible Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 17, 2019 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($)
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of conversion of convertible securities		¥ 247,290	$ 14,100		¥ 340,330	$ 16,000
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares		2,938,412	2,938,412		3,281,244	3,281,244
Gain (Loss) on change in fair value recorded in other comprehensive income		¥ (70,732)	$ (9,962)	¥ (100,158)	¥ (56,224)
Gain (Loss) on change in fair value recorded in net income		31,188	4,393	12,083	(327,762)
Reclassification of accumulated gains due to changes in instrument-specific credit risk		53,481	7,533	0	¥ 14,252
Convertible senior notes		¥ 782,969					$ 110,279
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 85,000
Interest rate (in %)	4.50%
Debt covenant, ownership interest threshold (in %)	50.00%
Percentage of principal amount available for repurchase (in %)	100.00%
Percentage of notes repurchased (in %)	100.00%
Amount of conversion of convertible securities | $			$ 14,100			$ 16,000
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares		2,938,412	2,938,412		3,281,244	3,281,244
Fair value of convertible notes		¥ 783,000		1,071,000
Gain (Loss) on change in fair value recorded in other comprehensive income		71,000		100,000	¥ 56,000
Foreign exchange gain (loss)		55,000		(60,000)	9,000
Gain (Loss) on change in fair value recorded in net income		(31,000)		¥ (12,000)	328,000
Reclassification of accumulated gains due to changes in instrument-specific credit risk		53,000			¥ 14,000
Convertible senior notes		¥ 783,000
2024 Convertible Notes | American Depositary Shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 1,000
Convertible debt, conversion rate	52.0833
Convertible debt, conversion price (in $ per ADS) | $ / shares	$ 19.20